Basis of preparation - Use of estimates narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 1,063,000,000	€ 201,000,000	€ 237,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 514,000,000	0	€ 0
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	8.80%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	24.10%
Total for all cash-generating units | Minimum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	1.90%
Discount rate applied to cash flow projections	8.80%
Total for all cash-generating units | Maximum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	2.10%
Discount rate applied to cash flow projections	24.10%
Russia | Inventories | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		43,000,000
Russia | Tax assets | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		47,000,000
Russia | Other assets | Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		€ 47,000,000
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.25%	5.17%